Note Payable (Details Narrative)							2 Months Ended	3 Months Ended		12 Months Ended
	Dec. 20, 2021 shares	Jun. 09, 2021	Oct. 30, 2019 USD ($)	Oct. 30, 2018 USD ($)	Sep. 01, 2016 USD ($)	Sep. 14, 2014 USD ($)	Apr. 30, 2021 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Jan. 05, 2022 $ / shares
Short-Term Debt [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares							$ 0.80	$ 4.11		$ 3.93		$ 6.25
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term								10 years		10 years
Loss on debt extinguishment										$ 86,170
Derivative, Gain (Loss) on Derivative, Net									$ 825,000	22,759,829	575,000
Derivative Liability										23,414,829	575,000
Derivative Liability, Current											575,000
Accrued interest								9,407		9,099	342,837
Amortization of debt discount									1,691	58,157
2021A Note [Member]
Short-Term Debt [Line Items]
Amortization of debt discount										58,157
Notes [Member]
Short-Term Debt [Line Items]
Proceeds from sale or issuance of equity										10,000,000
Interest expense debt										118,904	99,824
Accrued interest										0	334,988
Notes [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Debt conversion, shares issued | shares	5,633,689
Notes [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Proceeds from sale or issuance of equity										10,000,000
Secured Convertible Promissory Note [Member] | 2016 Note [Member]
Short-Term Debt [Line Items]
Debt instrument, principal amount					$ 3,000,000
Debt instrument, maturity date					Mar. 31, 2022
Convertible notes payable											3,000,000
Unsecured Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Debt instrument, principal amount						$ 50,000
Debt instrument, maturity date						Sep. 14, 2017
Debt instrument, interest rate, percentage						2.50%
Interest expense debt								308	$ 308	1,250	1,253
Accrued interest								9,407		9,099	7,849
Notes payable - related party								$ 50,000		50,000	50,000
Unsecured Convertible Promissory Note [Member] | Extended Maturity [Member]
Short-Term Debt [Line Items]
Debt instrument, maturity date		Sep. 14, 2022
Unsecured Convertible Promissory Note [Member] | 2018 Note [Member]
Short-Term Debt [Line Items]
Debt instrument, principal amount				$ 250,000
Debt instrument, maturity date				Mar. 31, 2022
Convertible notes payable										$ 250,000
Debt instrument, interest rate, percentage				4.00%
Unsecured Convertible Promissory Note [Member] | 2019 Note [Member]
Short-Term Debt [Line Items]
Debt instrument, principal amount			$ 800,000
Debt instrument, maturity date			Mar. 31, 2022
Convertible notes payable											$ 800,000
Debt instrument, interest rate, percentage			6.00%
Unsecured Convertible Promissory Note [Member] | 2021A Note [Member]
Short-Term Debt [Line Items]
Debt instrument, principal amount							$ 260,000
Debt instrument, maturity date							Mar. 01, 2023
Convertible notes payable							$ 60,000
Debt instrument, interest rate, percentage							6.00%
Proceeds from Convertible Debt							$ 200,000
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares							156,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares							$ 0.80
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term							10 years
Fair value of warrant							$ 74,603
Unsecured Convertible Promissory Note [Member] | 2021A Note [Member] | Measurement Input, Price Volatility [Member]
Short-Term Debt [Line Items]
Warrants and Rights Outstanding, Measurement Input							117
Unsecured Convertible Promissory Note [Member] | 2021A Note [Member] | Measurement Input, Expected Dividend Rate [Member]
Short-Term Debt [Line Items]
Warrants and Rights Outstanding, Measurement Input							0
Unsecured Convertible Promissory Note [Member] | 2021A Note [Member] | Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
Warrants and Rights Outstanding, Measurement Input							1.70